FORM 13F COVER PAGE


Report for Quarter Ended:  December 31, 2002
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              February 11, 2002
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     4819   218075 SH       SOLE                   218075
Allen Telecom Inc.             COM              018091108     7211   761450 SH       SOLE                   761450
America Service Group          COM              02364L109     4689   277470 SH       SOLE                   277470
Atlantis Plastics Inc.         COM              049156102     3232   621525 SH       SOLE                   621525
Caraustar Industries Inc.      COM              140909102     4588   484000 SH       SOLE                   484000
Cascade Corp.                  COM              147195101     7248   454420 SH       SOLE                   454420
Columbia Sportswear            COM              198516106     5404   121650 SH       SOLE                   121650
Flowserve Corp.                COM              34354P105     4515   305305 SH       SOLE                   305305
Gainsco Inc.                   COM              363127101      170  1994900 SH       SOLE                  1994900
IDEX Corp.                     COM              45167R104     1908    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     4224   138480 SH       SOLE                   138480
M & T Bank Corp.               COM              55261F104      564     7110 SH       SOLE                     7110
Newfield Exploration           COM              651290108     5335   148000 SH       SOLE                   148000
Newport Corp.                  COM              651824104     4350   346325 SH       SOLE                   346325
North Fork Bancorp             COM              659424105     1829    54200 SH       SOLE                    54200
OGE Energy Corp.               COM              670837103     3798   215775 SH       SOLE                   215775
Pier 1 Imports Inc.            COM              720279108     5538   292575 SH       SOLE                   292575
Polaris Industries Inc.        COM              731068102     4443    75825 SH       SOLE                    75825
Sport-Haley Inc.               COM              848925103     1500   428575 SH       SOLE                   428575
Tractor Supply Co.             COM              892356106     5638   149960 SH       SOLE                   149960
Trinity Industries Inc.        COM              896522109     4476   236050 SH       SOLE                   236050
URS Corporation                COM              903236107     3148   221200 SH       SOLE                   221200
WMS Industries Inc.            COM              929297109     3428   228845 SH       SOLE                   228845
Washington Federal Inc.        COM              938824109     5565   223939 SH       SOLE                   223939